AB Corporate Income Shares

Portfolio of Investments

July 31, 2020 (unaudited)

	Principal Amount (000)	U.S. $ Value

CORPORATES - INVESTMENT GRADE – 91.5%
Industrial – 50.1%
Basic – 2.3%
Anglo American Capital PLC 5.375%, 04/01/2025(a)	$315	$363,107
Celulosa Arauco y Constitucion SA 4.25%, 04/30/2029(a)	246	258,534
4.50%, 08/01/2024	200	216,594
Glencore Funding LLC 4.125%, 05/30/2023(a)	125	134,192
4.625%, 04/29/2024(a)	175	193,321
Industrias Penoles SAB de CV 4.15%, 09/12/2029(a)	300	322,500
Inversiones CMPC SA 3.85%, 01/13/2030(a)	210	219,660
LYB International Finance III LLC 2.875%, 05/01/2025	340	367,734
LyondellBasell Industries NV 4.625%, 02/26/2055	102	123,483
Reliance Steel & Aluminum Co. 4.50%, 04/15/2023	848	913,745
Sherwin-Williams Co. (The) 3.125%, 06/01/2024	62	67,305

		3,180,175

Capital Goods – 1.5%
CNH Industrial Capital LLC 1.95%, 07/02/2023	320	322,784
General Electric Co. 3.45%, 05/01/2027	26	27,342
3.625%, 05/01/2030	42	42,654
4.25%, 05/01/2040	130	133,324
5.875%, 01/14/2038	274	324,959
Series G 3.10%, 01/09/2023	374	394,170
Raytheon Technologies Corp. 3.125%, 07/01/2050	230	265,581
Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025	61	63,657
4.40%, 03/15/2024	39	42,418
Xylem, Inc./NY 1.95%, 01/30/2028	385	401,293

		2,018,182

Communications - Media – 6.1%
Charter Communications Operating LLC/Charter Communications Operating Capital 5.125%, 07/01/2049	249	305,936
5.375%, 05/01/2047	374	472,684
Comcast Corp. 3.25%, 11/01/2039	410	479,241
3.90%, 03/01/2038	215	269,266
4.60%, 10/15/2038	85	114,789
4.65%, 07/15/2042	375	511,807
6.45%, 03/15/2037	329	514,283

	Principal Amount (000)	U.S. $ Value

Fox Corp. 3.05%, 04/07/2025	$23	$25,205
3.50%, 04/08/2030	180	204,498
5.576%, 01/25/2049	270	394,365
Interpublic Group of Cos., Inc. (The) 4.75%, 03/30/2030	393	475,998
Omnicom Group, Inc. 4.20%, 06/01/2030	593	705,344
Prosus NV 3.68%, 01/21/2030(a)	210	224,372
Thomson Reuters Corp. 5.65%, 11/23/2043	79	108,475
Time Warner Entertainment Co. LP 8.375%, 03/15/2023	987	1,170,848
ViacomCBS, Inc. 3.50%, 01/15/2025	21	23,088
3.70%, 06/01/2028	332	369,509
4.20%, 05/19/2032	225	259,285
4.95%, 01/15/2031	220	265,076
Walt Disney Co. (The) 3.35%, 03/24/2025	131	146,419
3.60%, 01/13/2051	115	135,225
4.00%, 10/01/2023	40	44,139
5.40%, 10/01/2043	180	256,163
6.15%, 02/15/2041	110	163,939
6.40%, 12/15/2035	161	247,125
8.875%, 04/26/2023	125	150,638
Weibo Corp. 3.50%, 07/05/2024	373	392,000

		8,429,717

Communications - Telecommunications – 3.9%
America Movil SAB de CV 2.875%, 05/07/2030	200	217,950
AT&T, Inc. 2.75%, 06/01/2031	360	385,935
3.30%, 02/01/2052	135	139,656
4.30%, 02/15/2030	449	537,458
4.35%, 03/01/2029	230	274,857
4.75%, 05/15/2046	89	110,876
4.85%, 03/01/2039	99	123,581
5.35%, 09/01/2040	415	551,141
6.55%, 01/15/2028-02/15/2039	350	480,837
Corning, Inc. 4.75%, 03/15/2042	465	589,894
Rogers Communications, Inc. 4.50%, 03/15/2043	4	5,105
T-Mobile USA, Inc. 3.875%, 04/15/2030(a)	405	464,077
Verizon Communications, Inc. 4.272%, 01/15/2036	586	750,268
4.862%, 08/21/2046	571	817,044

		5,448,679

Consumer Cyclical - Automotive – 2.1%
BMW US Capital LLC 3.90%, 04/09/2025(a)	270	303,094

	Principal Amount (000)	U.S. $ Value

General Motors Co. 5.95%, 04/01/2049	$95	$113,808
General Motors Financial Co., Inc. 3.50%, 11/07/2024	599	632,796
4.15%, 06/19/2023	116	123,230
4.30%, 07/13/2025	314	341,440
Harley-Davidson Financial Services, Inc. 3.35%, 06/08/2025(a)	376	394,785
Hyundai Capital America 5.875%, 04/07/2025(a)	160	187,058
Lear Corp. 3.50%, 05/30/2030	50	50,737
3.80%, 09/15/2027	391	410,171
Volkswagen Group of America Finance LLC 3.35%, 05/13/2025(a)	285	311,166

		2,868,285

Consumer Cyclical - Entertainment – 0.3%
Carnival Corp. 11.50%, 04/01/2023(a)	379	412,299

Consumer Cyclical - Other – 1.1%
Las Vegas Sands Corp. 2.90%, 06/25/2025	695	684,526
3.20%, 08/08/2024	573	575,183
Marriott International, Inc./MD 3.75%, 10/01/2025	195	198,514
Marriott International, Inc./MD Series EE 5.75%, 05/01/2025	53	58,908

		1,517,131

Consumer Cyclical - Restaurants – 0.4%
McDonald’s Corp. 4.70%, 12/09/2035	230	300,573
Starbucks Corp. 4.50%, 11/15/2048	225	292,435

		593,008

Consumer Cyclical - Retailers – 1.9%
Advance Auto Parts, Inc. 3.90%, 04/15/2030	385	424,801
AutoNation, Inc. 4.75%, 06/01/2030	151	175,618
Dollar General Corp. 3.25%, 04/15/2023	61	64,989
Home Depot, Inc. (The) 5.875%, 12/16/2036	40	61,888
PVH Corp. 4.625%, 07/10/2025(a)	152	155,526
Ralph Lauren Corp. 2.95%, 06/15/2030	324	343,369
Ross Stores, Inc. 4.60%, 04/15/2025	52	59,897
4.70%, 04/15/2027	160	188,661
5.45%, 04/15/2050	215	290,140

	Principal Amount (000)	U.S. $ Value

TJX Cos., Inc. (The) 3.50%, 04/15/2025	$66	$73,624
4.50%, 04/15/2050	185	254,795
VF Corp. 2.40%, 04/23/2025	88	93,533
2.80%, 04/23/2027	101	109,103
2.95%, 04/23/2030	350	384,941

		2,680,885

Consumer Non-Cyclical – 9.3%
AbbVie, Inc. 4.05%, 11/21/2039(a)	80	98,388
4.25%, 11/21/2049(a)	135	172,757
4.40%, 11/06/2042	185	234,783
4.875%, 11/14/2048	375	511,946
Altria Group, Inc. 3.40%, 05/06/2030	180	202,016
4.80%, 02/14/2029	363	437,517
5.95%, 02/14/2049	190	267,858
Amgen, Inc. 3.375%, 02/21/2050	215	252,965
4.663%, 06/15/2051	240	339,705
Anheuser-Busch InBev Finance, Inc. 4.70%, 02/01/2036	320	387,616
Anheuser-Busch InBev Worldwide, Inc. 4.60%, 04/15/2048-06/01/2060	323	407,604
4.95%, 01/15/2042	490	627,793
BAT Capital Corp. 4.39%, 08/15/2037	250	285,787
4.906%, 04/02/2030	220	265,496
Biogen, Inc. 5.20%, 09/15/2045	374	526,517
Bristol-Myers Squibb Co. 4.55%, 02/20/2048	445	647,969
Cigna Corp. 3.00%, 07/15/2023	71	75,815
4.80%, 08/15/2038-07/15/2046	640	853,882
7.875%, 05/15/2027	53	74,753
CommonSpirit Health 4.35%, 11/01/2042	44	46,877
CVS Health Corp. 3.875%, 07/20/2025	308	349,241
4.10%, 03/25/2025	45	51,245
4.78%, 03/25/2038	727	934,297
Danaher Corp. 4.375%, 09/15/2045	260	353,860
Gilead Sciences, Inc. 4.50%, 02/01/2045	80	110,843
4.80%, 04/01/2044	145	206,957
5.65%, 12/01/2041	105	163,486
Kimberly-Clark de Mexico SAB de CV 2.431%, 07/01/2031(a)	320	325,600
Kraft Heinz Foods Co. 3.95%, 07/15/2025	301	331,091
Leggett & Platt, Inc. 4.40%, 03/15/2029	773	844,665

	Principal Amount (000)	U.S. $ Value

Mylan, Inc. 4.20%, 11/29/2023	$692	$760,702
Perrigo Finance Unlimited Co. 3.15%, 06/15/2030	250	267,162
4.375%, 03/15/2026	420	468,972
Smithfield Foods, Inc. 3.35%, 02/01/2022(a)	65	64,672
Sysco Corp. 5.65%, 04/01/2025	46	54,470
Takeda Pharmaceutical Co., Ltd. 2.05%, 03/31/2030	385	396,558
Wyeth LLC 5.95%, 04/01/2037	188	290,396
Zimmer Biomet Holdings, Inc. 3.05%, 01/15/2026	92	100,570

		12,792,831

Energy – 9.5%
Boardwalk Pipelines LP 4.80%, 05/03/2029	304	328,843
BP Capital Markets America, Inc. 3.00%, 02/24/2050	215	230,736
3.194%, 04/06/2025	206	226,101
Columbia Pipeline Group, Inc. 4.50%, 06/01/2025	867	1,010,168
Ecopetrol SA 5.875%, 09/18/2023-05/28/2045	89	99,126
Enable Midstream Partners LP 5.00%, 05/15/2044	41	33,081
Enbridge, Inc. 3.125%, 11/15/2029	115	124,144
Energy Transfer Operating LP 4.20%, 04/15/2027	47	49,128
5.875%, 01/15/2024	539	592,754
6.25%, 04/15/2049	295	316,836
Eni SpA 4.25%, 05/09/2029(a)	247	276,477
Enterprise Products Operating LLC 3.75%, 02/15/2025	140	156,191
3.90%, 02/15/2024	59	64,949
4.20%, 01/31/2050	320	371,779
4.80%, 02/01/2049	85	104,587
4.90%, 05/15/2046	45	54,719
EOG Resources, Inc. 4.375%, 04/15/2030	74	90,019
Equinor ASA 2.875%, 04/06/2025	320	350,154
Exxon Mobil Corp. 4.114%, 03/01/2046	524	670,222
Husky Energy, Inc. 4.40%, 04/15/2029	475	497,059
Marathon Petroleum Corp. 5.125%, 12/15/2026	370	436,885
MPLX LP 4.125%, 03/01/2027	180	196,711
4.875%, 06/01/2025	280	316,288
Newfield Exploration Co. 5.375%, 01/01/2026	610	585,508

	Principal Amount (000)	U.S. $ Value

Noble Energy, Inc. 4.20%, 10/15/2049	$110	$137,283
6.00%, 03/01/2041	113	162,210
ONEOK, Inc. 2.75%, 09/01/2024	99	100,614
5.20%, 07/15/2048	295	295,481
5.85%, 01/15/2026	33	37,578
6.35%, 01/15/2031	240	278,820
Plains All American Pipeline LP/PAA Finance Corp. 3.55%, 12/15/2029	51	50,251
3.60%, 11/01/2024	461	477,453
4.50%, 12/15/2026	91	97,785
Sabine Pass Liquefaction LLC 5.625%, 04/15/2023	843	929,407
Shell International Finance BV 2.375%, 04/06/2025	116	124,534
Suncor Energy, Inc. 3.10%, 05/15/2025	455	493,902
Sunoco Logistics Partners Operations LP 3.90%, 07/15/2026	170	177,040
5.35%, 05/15/2045	145	141,810
Tengizchevroil Finance Co. International Ltd. 3.25%, 08/15/2030(a)	265	268,644
TransCanada PipeLines Ltd. 4.10%, 04/15/2030	380	451,242
4.75%, 05/15/2038	50	62,701
Transcontinental Gas Pipe Line Co. LLC 3.25%, 05/15/2030(a)	345	376,864
7.85%, 02/01/2026	325	425,220
Valero Energy Corp. 2.85%, 04/15/2025	280	297,609
7.50%, 04/15/2032	225	320,202
Williams Cos., Inc.(The) 6.30%, 04/15/2040	130	166,789

		13,055,904

Other Industrial – 0.2%
Alfa SAB de CV 5.25%, 03/25/2024(a)	200	216,606

Services – 1.6%
Booking Holdings, Inc. 4.10%, 04/13/2025	54	61,483
4.625%, 04/13/2030	480	585,297
eBay, Inc. 2.75%, 01/30/2023	62	65,279
3.60%, 06/05/2027	265	301,766
Expedia Group, Inc. 6.25%, 05/01/2025(a)	73	79,749
IHS Markit Ltd. 4.00%, 03/01/2026(a)	76	85,813
Moody’s Corp. 3.25%, 05/20/2050	52	59,143
5.25%, 07/15/2044	255	375,357

	Principal Amount (000)	U.S. $ Value

RELX Capital, Inc. 3.00%, 05/22/2030	$285	$316,034
Verisk Analytics, Inc. 5.50%, 06/15/2045	165	244,532

		2,174,453

Technology – 8.6%
Analog Devices, Inc. 2.95%, 04/01/2025	36	39,449
Apple, Inc. 2.65%, 05/11/2050	170	188,404
4.45%, 05/06/2044	620	869,587
Autodesk, Inc. 3.50%, 06/15/2027	605	690,535
Baidu, Inc. 3.075%, 04/07/2025	265	281,888
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.875%, 01/15/2027	346	384,216
Broadcom, Inc. 3.459%, 09/15/2026(a)	872	955,346
4.11%, 09/15/2028(a)	545	615,158
4.25%, 04/15/2026(a)	332	375,920
Dell International LLC/EMC Corp. 4.90%, 10/01/2026(a)	411	461,726
6.02%, 06/15/2026(a)	386	452,160
Hewlett Packard Enterprise Co. 1.45%, 04/01/2024	330	331,297
HP, Inc. 3.00%, 06/17/2027	310	333,551
Infor, Inc. 1.75%, 07/15/2025(a)	95	97,885
Intel Corp. 4.90%, 07/29/2045	195	279,897
International Business Machines Corp. 4.25%, 05/15/2049	210	276,204
KLA Corp. 3.30%, 03/01/2050	215	240,744
5.00%, 03/15/2049	80	112,498
Lam Research Corp. 2.875%, 06/15/2050	575	650,727
3.75%, 03/15/2026	142	164,112
Leidos, Inc. 4.375%, 05/15/2030(a)	335	391,782
Microchip Technology, Inc. 3.922%, 06/01/2021	175	178,236
Microsoft Corp. 2.525%, 06/01/2050	429	475,388
NXP BV/NXP Funding LLC 5.55%, 12/01/2028(a)	155	193,338
NXP BV/NXP Funding LLC/NXP USA, Inc. 2.70%, 05/01/2025(a)	24	25,524
3.15%, 05/01/2027(a)	500	543,255
Oracle Corp. 2.50%, 04/01/2025	210	227,281
3.85%, 04/01/2060	94	117,952

	Principal Amount (000)	U.S. $ Value

4.00%, 11/15/2047	$310	$391,415
6.125%, 07/08/2039	254	393,248
QUALCOMM, Inc. 3.25%, 05/20/2050	170	201,229
4.30%, 05/20/2047	308	414,331
VMware, Inc. 3.90%, 08/21/2027	422	464,778

		11,819,061

Transportation - Airlines – 0.2%
Southwest Airlines Co. 5.25%, 05/04/2025	216	230,167

Transportation - Railroads – 0.3%
Burlington Northern Santa Fe LLC 4.55%, 09/01/2044	85	118,529
CSX Corp. 3.80%, 04/15/2050	12	15,295
Union Pacific Corp. 3.839%, 03/20/2060	200	255,282

		389,106

Transportation - Services – 0.8%
Aviation Capital Group LLC 3.875%, 05/01/2023(a)	215	210,868
4.375%, 01/30/2024(a)	230	225,770
ERAC USA Finance LLC 3.85%, 11/15/2024(a)	145	158,282
FedEx Corp. 3.80%, 05/15/2025	63	71,177
4.05%, 02/15/2048	151	172,107
Penske Truck Leasing Co. Lp/PTL Finance Corp. 3.90%, 02/01/2024(a)	300	323,760

		1,161,964

		68,988,453

Financial Institutions – 37.0%
Banking – 24.0%
Banco de Credito del Peru 3.125%, 07/01/2030(a)	304	301,568
Banco Santander SA 2.746%, 05/28/2025	200	211,256
5.179%, 11/19/2025	400	455,176
Bank of America Corp. 2.592%, 04/29/2031	455	488,238
4.271%, 07/23/2029	230	273,845
Series L 3.95%, 04/21/2025	1,134	1,271,033
Series X 6.25%, 09/05/2024(b)	175	188,739
Series Z 6.50%, 10/23/2024(b)	53	58,989

	Principal Amount (000)	U.S. $ Value

Bank of New York Mellon Corp. (The) Series G 4.70%, 09/20/2025(b)	$148	$159,652
Barclays PLC 5.20%, 05/12/2026	435	495,887
BBVA Bancomer SA/Texas 5.875%, 09/13/2034(a)	330	322,575
BBVA USA 3.875%, 04/10/2025	481	516,695
BNP Paribas SA 2.219%, 06/09/2026(a)	365	379,228
BPCE SA 5.15%, 07/21/2024(a)	200	224,208
Capital One Financial Corp. 3.65%, 05/11/2027	345	384,561
3.75%, 07/28/2026	570	630,619
Citigroup, Inc. 3.106%, 04/08/2026	850	925,514
3.875%, 03/26/2025	441	489,351
4.45%, 09/29/2027	635	739,267
5.50%, 09/13/2025	595	710,156
Citizens Financial Group, Inc. 4.30%, 12/03/2025	895	1,028,257
Commonwealth Bank of Australia 4.50%, 12/09/2025(a)	415	471,755
Cooperatieve Rabobank UA 3.75%, 07/21/2026	525	589,270
Credit Agricole SA/London 1.907%, 06/16/2026(a)	370	380,319
Credit Suisse Group AG 2.193%, 06/05/2026(a)	425	437,631
4.194%, 04/01/2031(a)	265	310,257
Deutsche Bank AG/New York NY 3.30%, 11/16/2022	334	345,860
3.95%, 02/27/2023	635	667,671
3.961%, 11/26/2025	555	594,028
Discover Bank 4.682%, 08/09/2028	385	395,349
Discover Financial Services 4.10%, 02/09/2027	670	743,204
DNB Bank ASA 6.50%, 03/26/2022(a) (b)	200	206,914
Goldman Sachs Group, Inc. (The) 3.50%, 04/01/2025	138	152,950
3.75%, 05/22/2025	225	251,539
3.80%, 03/15/2030	735	863,662
4.223%, 05/01/2029	235	277,897
4.25%, 10/21/2025	325	370,198
4.411%, 04/23/2039	148	188,910
5.95%, 01/15/2027	40	50,376
HSBC Holdings PLC 4.25%, 08/18/2025	432	478,194
4.95%, 03/31/2030	205	251,635
6.875%, 06/01/2021(b)	205	208,489
ING Groep NV 6.875%, 04/16/2022(a) (b)	200	209,210

	Principal Amount (000)	U.S. $ Value

Intesa Sanpaolo SpA Series XR 3.25%, 09/23/2024(a)	$650	$680,790
JPMorgan Chase & Co. 2.083%, 04/22/2026	280	293,829
2.956%, 05/13/2031	1,050	1,141,171
3.882%, 07/24/2038	557	688,703
4.203%, 07/23/2029	325	387,673
8.00%, 04/29/2027	530	735,688
Lloyds Banking Group PLC 4.50%, 11/04/2024	592	652,935
Mizuho Financial Group Cayman 3 Ltd. 4.60%, 03/27/2024(a)	1,295	1,418,271
Morgan Stanley 2.188%, 04/28/2026	143	150,588
3.622%, 04/01/2031	145	169,978
3.95%, 04/23/2027	345	394,314
Series F 3.875%, 04/29/2024	55	61,277
Series G 4.431%, 01/23/2030	320	388,557
Natwest Group PLC 5.125%, 05/28/2024	591	653,333
6.10%, 06/10/2023	254	281,302
Santander Holdings USA, Inc. 3.40%, 01/18/2023	239	249,917
4.40%, 07/13/2027	300	333,849
4.50%, 07/17/2025	577	635,912
Santander UK Group Holdings PLC 4.75%, 09/15/2025(a)	390	429,760
Societe Generale SA 4.25%, 04/14/2025(a)	243	260,506
4.75%, 11/24/2025(a)	200	220,856
State Street Corp. 3.152%, 03/30/2031(a)	29	33,491
Truist Financial Corp.
Series P 4.95%, 09/01/2025(b)	710	756,938
Series Q 5.10%, 03/01/2030(b)	197	213,134
UBS Group AG 7.125%, 08/10/2021(a) (b)	205	211,507
Wells Fargo & Co. 2.188%, 04/30/2026	245	255,925
2.393%, 06/02/2028	269	282,437
4.478%, 04/04/2031	650	799,012
5.606%, 01/15/2044	400	564,272
Series G 4.30%, 07/22/2027	920	1,059,122

		33,105,179

Brokerage – 0.6%
Charles Schwab Corp. (The) Series G 5.375%, 06/01/2025(b)	221	242,486

	Principal Amount (000)	U.S. $ Value

Jefferies Financial Group, Inc. 5.50%, 10/18/2023	$454	$503,649

		746,135

Finance – 1.3%
Aircastle Ltd. 4.40%, 09/25/2023	342	337,229
GE Capital International Funding Co. Unlimited Co. 4.418%, 11/15/2035	275	283,123
Harborwalk Funding Trust 5.077%, 02/15/2069(a)	170	219,161
International Lease Finance Corp. 5.875%, 08/15/2022	867	935,458
Synchrony Financial 4.25%, 08/15/2024	58	61,608

		1,836,579

Insurance – 4.0%
Aetna, Inc. 3.875%, 08/15/2047	175	206,916
Alleghany Corp. 3.625%, 05/15/2030	541	602,696
Allstate Corp. (The) Series B 5.75%, 08/15/2053	260	274,726
American International Group, Inc. 3.75%, 07/10/2025	280	315,641
Guardian Life Insurance Co. of America (The) 3.70%, 01/22/2070(a)	210	238,890
Humana, Inc. 4.50%, 04/01/2025	270	312,320
MetLife Capital Trust IV 7.875%, 12/15/2037(a)	150	201,000
MetLife, Inc.
Series C 3.888% (LIBOR 3 Month + 3.58%), 08/31/2020(b) (c)	205	198,282
Series D 5.875%, 03/15/2028(b)	170	186,624
Nationwide Mutual Insurance Co. 9.375%, 08/15/2039(a)	120	202,799
New York Life Insurance Co. 4.45%, 05/15/2069(a)	180	238,828
Peachtree Corners Funding Trust 3.976%, 02/15/2025(a)	110	121,279
Prudential Financial, Inc. 5.20%, 03/15/2044	437	469,146
5.375%, 05/15/2045	260	283,187
5.625%, 06/15/2043	474	513,309
5.875%, 09/15/2042	235	251,339
Reinsurance Group of America, Inc. 3.15%, 06/15/2030	488	528,929

	Principal Amount (000)	U.S. $ Value

Voya Financial, Inc. 5.65%, 05/15/2053	$335	$349,455

		5,495,366

REITS – 7.1%
American Homes 4 Rent LP 4.25%, 02/15/2028	5	5,644
American Tower Corp. 3.125%, 01/15/2027	275	305,415
5.00%, 02/15/2024	375	430,425
Brixmor Operating Partnership LP 3.25%, 09/15/2023	270	278,276
4.05%, 07/01/2030	370	389,780
EPR Properties 4.95%, 04/15/2028	5	4,907
5.25%, 07/15/2023	175	177,653
GLP Capital LP/GLP Financing II, Inc. 5.25%, 06/01/2025	323	349,741
5.375%, 04/15/2026	114	127,605
Healthpeak Properties, Inc. 2.875%, 01/15/2031	370	396,740
Highwoods Realty LP 2.60%, 02/01/2031	550	552,788
Host Hotels & Resorts LP Series E 4.00%, 06/15/2025	728	767,378
Kilroy Realty LP 3.45%, 12/15/2024	40	41,955
Kimco Realty Corp. 2.80%, 10/01/2026	95	99,125
Omega Healthcare Investors, Inc. 4.50%, 01/15/2025	108	112,951
5.25%, 01/15/2026	1,208	1,308,566
Prologis LP 3.00%, 04/15/2050	120	138,085
Realty Income Corp. 3.25%, 01/15/2031	285	319,804
Regency Centers LP 3.70%, 06/15/2030	230	254,799
3.75%, 06/15/2024	33	34,954
4.125%, 03/15/2028	195	218,420
Sabra Health Care LP 4.80%, 06/01/2024	710	719,762
5.125%, 08/15/2026	565	601,957
SITE Centers Corp. 4.70%, 06/01/2027	260	276,786
Spirit Realty LP 4.00%, 07/15/2029	132	139,183
4.45%, 09/15/2026	238	254,365
Ventas Realty LP 3.50%, 02/01/2025	211	226,411
4.125%, 01/15/2026	44	48,798
VEREIT Operating Partnership LP 4.60%, 02/06/2024	1,036	1,112,446

	Principal Amount (000)	U.S. $ Value

WP Carey, Inc. 4.60%, 04/01/2024	$44	$48,342

		9,743,061

		50,926,320

Utility – 4.4%
Electric – 4.1%
Abu Dhabi National Energy Co. PJSC 4.375%, 04/23/2025(a)	215	243,824
Berkshire Hathaway Energy Co. 4.25%, 10/15/2050(a)	25	34,123
6.125%, 04/01/2036	100	151,513
Consolidated Edison Co. of New York, Inc. Series 20B 3.95%, 04/01/2050	25	32,159
Dominion Energy, Inc. 3.90%, 10/01/2025	110	125,776
Duke Energy Corp. 4.20%, 06/15/2049	302	402,119
Empresas Publicas de Medellin ESP 4.25%, 07/18/2029(a)	200	203,700
Enel Americas SA 4.00%, 10/25/2026	53	57,220
Enel Chile SA 4.875%, 06/12/2028	62	72,153
Entergy Corp. 2.80%, 06/15/2030	216	238,887
Entergy Louisiana LLC 2.90%, 03/15/2051	133	151,813
Exelon Corp. 3.497%, 06/01/2022	94	98,444
Florida Power & Light Co. 3.95%, 03/01/2048	460	627,886
Georgia Power Co. 4.30%, 03/15/2042	340	421,702
Kentucky Utilities Co. 3.30%, 06/01/2050	52	61,334
Nevada Power Co. Series EE 3.125%, 08/01/2050	215	251,804
NextEra Energy Capital Holdings, Inc. 2.75%, 05/01/2025	75	81,971
5.65%, 05/01/2079	194	216,459
PacifiCorp 3.30%, 03/15/2051	210	255,453
PSEG Power LLC 8.625%, 04/15/2031	388	579,893
Public Service Co. of New Hampshire 3.60%, 07/01/2049	127	159,184
Sempra Energy 3.80%, 02/01/2038	215	254,113
Southern Power Co. Series F 4.95%, 12/15/2046	77	90,904
Southwestern Public Service Co. 3.75%, 06/15/2049	305	385,288

	Principal Amount (000)	U.S. $ Value

Virginia Electric & Power Co. 8.875%, 11/15/2038	$273	$516,977

		5,714,699

Natural Gas – 0.2%
GNL Quintero SA 4.634%, 07/31/2029(a)	200	215,000
NiSource, Inc. 5.65%, 02/01/2045	60	87,525

		302,525

Other Utility – 0.1%
American Water Capital Corp. 3.75%, 09/01/2047	80	100,414

		6,117,638

Total Corporates - Investment Grade (cost $115,586,860)		126,032,411

QUASI-SOVEREIGNS – 1.7%
Quasi-Sovereign Bonds – 1.7%
Chile – 0.7%
Corp. Nacional del Cobre de Chile 3.625%, 08/01/2027(a)	200	218,937
3.70%, 01/30/2050(a)	200	222,750
Empresa de Transporte de Pasajeros Metro SA 3.65%, 05/07/2030(a)	350	389,375
Empresa Nacional del Petroleo 3.75%, 08/05/2026(a)	200	209,813

		1,040,875

Malaysia – 0.2%
Petronas Capital Ltd. 4.55%, 04/21/2050(a)	225	307,765

Mexico – 0.4%
Petroleos Mexicanos 6.50%, 01/23/2029	240	220,573
6.75%, 09/21/2047	140	113,750
6.95%, 01/28/2060(a)	169	138,369
7.69%, 01/23/2050(a)	80	69,944

		542,636

Panama – 0.4%
Aeropuerto Internacional de Tocumen SA 5.625%, 05/18/2036(a)	200	220,562
Empresa de Transmision Electrica SA 5.125%, 05/02/2049(a)	246	287,205

		507,767

Total Quasi-Sovereigns (cost $2,223,359)		2,399,043

	Principal Amount (000)	U.S. $ Value

CORPORATES - NON-INVESTMENT GRADE – 1.6%
Industrial – 1.3%
Consumer Cyclical - Automotive – 0.3%
Ford Motor Credit Co. LLC 3.81%, 01/09/2024	$395	$398,215

Consumer Non-Cyclical – 0.4%
Newell Brands, Inc. 4.35%, 04/01/2023	548	582,552

Energy – 0.6%
EQM Midstream Partners LP 4.75%, 07/15/2023	295	299,514
Occidental Petroleum Corp. 2.90%, 08/15/2024	319	300,198
3.50%, 08/15/2029	55	48,850
Western Midstream Operating LP 4.65%, 07/01/2026	81	83,464
5.45%, 04/01/2044	149	135,676

		867,702

		1,848,469

Financial Institutions – 0.3%
REITS – 0.3%
Diversified Healthcare Trust 4.75%, 02/15/2028	407	356,980

Total Corporates - Non-Investment Grade (cost $2,189,515)		2,205,449

GOVERNMENTS - SOVEREIGN BONDS – 1.6%
Colombia – 0.5%
Colombia Government International Bond 3.125%, 04/15/2031	360	373,140
5.20%, 05/15/2049	200	256,437

		629,577

Mexico – 0.5%
Mexico Government International Bond 3.90%, 04/27/2025	285	308,940
4.60%, 01/23/2046	200	222,625
4.75%, 03/08/2044	150	170,625

		702,190

Peru – 0.0%
Peruvian Government International Bond 2.392%, 01/23/2026	53	56,445

Qatar – 0.2%
Qatar Government International Bond 4.817%, 03/14/2049(a)	228	325,755

Saudi Arabia – 0.3%
Saudi Government International Bond 3.25%, 10/26/2026(a)	330	362,175

	Principal Amount (000)	U.S. $ Value

Uruguay – 0.1%
Uruguay Government International Bond 4.375%, 01/23/2031	$54	$66,107

Total Governments - Sovereign Bonds (cost $1,847,278)		2,142,249

Total Investments – 96.4% (cost $121,847,012)(d)		132,779,152
Other assets less liabilities – 3.6%		5,015,079

Net Assets – 100.0%		$137,794,231

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. 10 Yr Ultra Futures	40	September 2020	$6,370,000	$102,866
U.S. Long Bond (CBT) Futures	7	September 2020	1,275,969	28,709
U.S. T-Note 2 Yr (CBT) Futures	18	September 2020	3,977,719	3,118
U.S. T-Note 10 Yr (CBT) Futures	4	September 2020	560,313	4,909
U.S. Ultra Bond (CBT) Futures	7	September 2020	1,593,812	53,294
Sold Contracts
U.S. T-Note 5 Yr (CBT) Futures	32	September 2020	4,036,000	(21,315)

				$171,581

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2020		Notional Amount (000)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
CDX-NAIG Series 34, 5 Year Index, 06/20/2025*	1.00%	Quarterly	0.70%	USD	2,620	$41,328	$(5,420)	$46,748

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	1,170	09/09/2021	1.132%	3 Month LIBOR	Semi-Annual/ Quarterly	$(16,521)	$—	$(16,521)
USD	1,070	03/27/2022	2.058%	3 Month LIBOR	Semi-Annual/ Quarterly	(40,414)	—	(40,414)
USD	60	11/04/2044	3 Month LIBOR	3.049%	Quarterly/ Semi-Annual	31,837	—	31,837
USD	60	05/05/2045	3 Month LIBOR	2.562%	Quarterly/ Semi-Annual	25,491	—	25,491
USD	60	06/02/2046	3 Month LIBOR	2.186%	Quarterly/ Semi-Annual	20,840	—	20,840
USD	690	07/15/2046	3 Month LIBOR	1.783%	Quarterly/ Semi-Annual	170,990	—	170,990
USD	270	09/02/2046	3 Month LIBOR	1.736%	Quarterly/ Semi-Annual	65,667	—	65,667
USD	50	11/02/2046	3 Month LIBOR	2.086%	Quarterly/ Semi-Annual	16,411	—	16,411

						$274,301	$—	$274,301

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, the aggregate market value of these securities amounted to $22,110,135 or 16.0% of net assets.

(b)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2020.
(d)

As of July 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $11,845,266 and gross unrealized depreciation of investments was $(420,496), resulting in net unrealized appreciation of $11,424,770.

Glossary:

CBT – Chicago Board of Trade

CDX-NAIG – North American Investment Grade Credit Default Swap Index

LIBOR – London Interbank Offered Rate

PJSC – Public Joint Stock Company

REIT – Real Estate Investment Trust

AB Corporate Income Shares

July 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grade	$—	$126,032,411	$—	$126,032,411
Quasi-Sovereigns	—	2,399,043	—	2,399,043
Governments - Sovereign Bonds	—	2,205,449	—	2,205,449
Corporates - Non-Investment Grade	—	2,142,249	—	2,142,249

Total Investments in Securities	—	132,779,152	—	132,779,152
Other Financial Instruments(a):
Assets:
Futures	192,896	—	—	192,896
Centrally Cleared Credit Default Swaps	—	41,328	—	41,328
Centrally Cleared Interest Rate Swaps	—	331,236	—	331,236
Liabilities:
Futures	(21,315)	—	—	(21,315)
Centrally Cleared Interest Rate Swaps	—	(56,935)	—	(56,935)

Total	$171,581	$133,094,781	$—	$133,266,362

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.